EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in medical plan related benefit obligation:
Change in medical plan provisions		$ (3,900)
Postretirement Medical Plan [Member]
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$ 1,550	1,781	$ 2,977
Service cost	9	12	29
Interest cost	69	85	126
Benefits paid	(9)	(12)	(18)
Change in medical plan provisions
Actuarial loss (gain)	317	(316)	(1,333)
Benefit medical plan related obligation end of period	1,936	1,550	1,781
Change in plan assets
Fair value of plan assets at beginning of period
Employer contributions	9	12	18
Benefits paid	(9)	(12)	(18)
Fair value of plan assets at end of period
Medical plan related net funding	(1,936)	(1,550)	(1,781)
Pension Plan [Member]
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	19,672	18,605	19,304
Interest cost	831	841	798
Benefits paid	(548)	(496)	(451)
Change in medical plan provisions
Actuarial loss (gain)	674	722	(1,046)
Benefit medical plan related obligation end of period	20,629	19,672	18,605
Change in plan assets
Fair value of plan assets at beginning of period	19,871	18,526	18,134
Actual return on plan assets	3,212	1,141	78
Employer contributions	700	700	765
Benefits paid	(548)	(496)	(451)
Fair value of plan assets at end of period	23,235	19,871	18,526
Medical plan related net funding	$ 2,606	$ 199	$ (79)